Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Reconciliation of changes in other provisions [abstract]
Additions	$ 116
Usage	(28)
Reversals	(2)
Ending balance	408
Current		$ 53	$ 33
Non-current		355	$ 298
Total other provisions	408	408		$ 331
Discontinued operations
Reconciliation of changes in other provisions [abstract]
Discontinued operations	(9)
AROs
Reconciliation of changes in other provisions [abstract]
Additions	21
Usage	(8)
Reversals	(1)
Ending balance	202
Current		15
Non-current		187
Total other provisions	202	202		199
AROs | Discontinued operations
Reconciliation of changes in other provisions [abstract]
Discontinued operations	(9)
Other
Reconciliation of changes in other provisions [abstract]
Additions	95
Usage	(20)
Reversals	(1)
Ending balance	206
Current		38
Non-current		168
Total other provisions	206	$ 206		$ 132
Other | Discontinued operations
Reconciliation of changes in other provisions [abstract]
Discontinued operations	$ 0